CALVERT INCOME FUND
CALVERT SHORT DURATION INCOME FUND
CALVERT LONG-TERM INCOME FUND
CALVERT ULTRA-SHORT INCOME FUND
CALVERT HIGH YIELD BOND FUND
CALVERT BOND PORTFOLIO
CALVERT GREEN BOND FUND
Supplement to
Calvert Income Funds Prospectus (Class A, B, C and Y)
dated January 31, 2015
Calvert Income Funds Prospectus (Class I)
dated January 31, 2015
Date of Supplement: November 12, 2015
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Each Prospectus is hereby amended as follows:
Portfolio Management
Catherine P. Roy no longer serves as a portfolio manager for Calvert Green Bond Fund. Delete all references to Ms. Roy from the Prospectus.
Effective November 16, 2015, the table under “Portfolio Management” in the Fund Summary for each of Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund and Calvert Bond Portfolio is revised and restated as follows (headings added for ease of reference):
Calvert Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Mauricio Agudelo	Portfolio Manager	Since November 2015
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Short Duration Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since August 2009
Mauricio Agudelo	Portfolio Manager	Since January 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015

Calvert Long-Term Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Mauricio Agudelo	Portfolio Manager	Since January 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Ultra-Short Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since July 2012
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Mauricio Agudelo	Portfolio Manager	Since January 2011
Brian S. Ellis, CFA	Portfolio Manager	Since March 2015
Calvert Bond Portfolio
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since January 2011
Mauricio Agudelo	Portfolio Manager	Since November 2015
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Effective November 30, 2015, the table under “Portfolio Management” in the Fund Summary for each of Calvert High Yield Bond Fund and Calvert Green Bond Fund is revised and restated as follows (headings added for ease of reference):
Calvert High Yield Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since March 2010
Mauricio Agudelo	Portfolio Manager	Since November 2015
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Green Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since October 2013
Matthew Duch	Vice President, Portfolio Manager	Since November 2015
Mauricio Agudelo	Portfolio Manager	Since October 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015

Effective November 16, 2015, the table under “Management of Fund Investments – Portfolio Management” for each of Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, and Calvert Bond Portfolio is revised and restated as follows:
Calvert Investment Management, Inc.
See “About Calvert” above.
Vishal Khanduja, Matthew Duch, Mauricio Agudelo and Brian S. Ellis are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Vishal Khanduja, CFA
Mr. Khanduja has been a member of the Calvert Taxable Fixed Income Team since July 2012. He also serves on the Calvert Fixed Income Strategy Committee. He previously worked at Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009 - 2012).
Co-Portfolio Manager
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and also serves on the Calvert Fixed Income Strategy Committee.	Co-Portfolio Manager
Mauricio Agudelo	Mr. Agudelo has been a member of the Calvert Taxable Fixed Income Team since 2004 (Portfolio Manager since 2009).	Co-Portfolio Manager
Brian S. Ellis, CFA
Mr. Ellis has been a member of the Calvert Taxable Fixed Income Team since May 2012 as Fixed Income Risk Analyst (Senior Fixed Income Risk Analyst from August 2013 to December 2014) and then Portfolio Manager in January 2015. He also serves on the Calvert Fixed Income Strategy Committee. Prior to May 2012, Mr. Ellis served at Calvert as a Business Analyst.
Co-Portfolio Manager
Effective November 30, 2015, the table under “Management of Fund Investments – Portfolio Management” for each of Calvert High Yield Bond Fund and Calvert Green Bond Fund is revised and restated as follows:
Calvert Investment Management, Inc.
See “About Calvert” above.
Vishal Khanduja, Matthew Duch, Mauricio Agudelo and Brian S. Ellis are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Vishal Khanduja, CFA
Mr. Khanduja has been a member of the Calvert Taxable Fixed Income Team since July 2012. He also serves on the Calvert Fixed Income Strategy Committee. He previously worked at Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009 - 2012).
Co-Portfolio Manager
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and also serves on the Calvert Fixed Income Strategy Committee.	Co-Portfolio Manager
Mauricio Agudelo	Mr. Agudelo has been a member of the Calvert Taxable Fixed Income Team since 2004(Portfolio Manager since 2009).	Co-Portfolio Manager
Brian S. Ellis, CFA
Mr. Ellis has been a member of the Calvert Taxable Fixed Income Team since May 2012 as Fixed Income Risk Analyst (Senior Fixed Income Risk Analyst from August 2013 to December 2014) and then Portfolio Manager in January 2015. He also serves on the Calvert Fixed Income Strategy Committee. Prior to May 2012, Mr. Ellis served at Calvert as a Business Analyst.
Co-Portfolio Manager

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